Annual Operating Expenses - FidelityJapanFund-AMCIZPRO - FidelityJapanFund-AMCIZPRO - Fidelity Japan Fund	Dec. 30, 2022
Fidelity Advisor Japan Fund - Class A
Operating Expenses:
Management fee	0.85%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.29%
Total annual operating expenses	1.39%
Fidelity Advisor Japan Fund - Class C
Operating Expenses:
Management fee	0.85%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.26%
Total annual operating expenses	2.11%
Fidelity Advisor Japan Fund - Class M
Operating Expenses:
Management fee	0.85%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.34%
Total annual operating expenses	1.69%
Fidelity Advisor Japan Fund - Class I
Operating Expenses:
Management fee	0.85%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.24%
Total annual operating expenses	1.09%
Fidelity Advisor Japan Fund - Class Z
Operating Expenses:
Management fee	0.85%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.11%
Total annual operating expenses	0.96%